Consolidated statement of financial position ₨ in Thousands, $ in Thousands	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Non-current assets
Property, plant and equipment	$ 830	₨ 62,563	₨ 155,434
Right-of-use assets	7,142	538,422
Intangible assets and goodwill	22,585	1,702,693	2,236,481
Prepayments and other assets	41	3,114	7,866
Other financial assets	401	30,233	30,631
Term deposits	11	800	23,548
Other non-financial assets	2,966	223,618	254,914
Deferred tax asset	1,245	93,831	123,169
Total non-current assets	35,221	2,655,274	2,832,043
Current assets
Inventories	33	2,490	3,807
Trade and other receivables	31,415	2,368,395	4,921,270
Prepayments and other assets	11,301	851,950	899,908
Income tax receivable	6,450	486,261	495,583
Other current financial assets	3,633	273,926	232,287
Term deposits	10,008	754,524	1,005,985
Cash and cash equivalents	18,111	1,365,370	2,161,014
Total current assets	80,951	6,102,916	9,719,854
Total assets	116,172	8,758,190	12,551,897
Equity
Share capital	9	714	713
Share premium	250,553	18,889,154	18,884,105
Treasury Shares	(149)	(11,219)	(11,219)
Other capital reserve	9,143	689,295	735,988
Accumulated deficit	(239,474)	(18,053,916)	(17,256,409)
Foreign currency translation reserve	(293)	(22,087)	6,571
Total equity attributable to equity holders of the Company	19,789	1,491,941	2,359,749
Total non-controlling Interest	252	19,033	19,421
Total equity	20,041	1,510,974	2,379,170
Non-current liabilities
Borrowings	6,441	485,587	24,587
Trade and other payables	368	27,774	3,097
Deferred tax liability	499	37,645	42,503
Employee benefits	754	56,837	81,849
Deferred revenue	3,078	232,069	96,392
Other financial liabilities	1	2	94
Other non-financial liability			2,303
Total non-current liabilities	11,141	839,914	250,825
Current liabilities
Borrowings	13,788	1,039,498	1,151,818
Trade and other payables	37,930	2,859,370	5,264,949
Employee benefits	1,053	79,396	97,156
Deferred revenue	1,669	125,847	579,319
Income taxes payable	3	204	4,080
Other financial liabilities	17,805	1,342,337	1,756,203
Other current liabilities	12,742	960,650	1,068,377
Total current liabilities	84,990	6,407,302	9,921,902
Total liabilities	96,131	7,247,216	10,172,727
Total equity and liabilities	$ 116,172	₨ 8,758,190	₨ 12,551,897